Pensions - Assumptions (Details)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation [Abstract]
Discount rate		2.60%	2.40%	2.60%
Yield on pension assets		2.60%	2.40%	2.60%
Wage growth		2.75%	2.50%	2.50%
G regulation	[1]	2.50%	2.25%	2.25%
Pension adjustment		0.80%	0.50%	0.00%
Average remaining service period		18	18	19

[1]	Increase of social security base amount ('G') as per Norwegian regulations.